34. Discontinued operations	12 Months Ended
Dec. 31, 2020
Insurance Coverage
Discontinued operations
34.	Discontinued operations

a)	Via Varejo

As disclosed in notes 2 and 12.4, on June 14, 2019, the sale of Via Varejo S.A. (“VV”) was concluded, the date on which control of the subsidiary was exercised by its new controlling shareholders.

Following are the balance sheet and consolidated statements of Via Varejo's cash flows before eliminations, including effects of purchase price allocation on the acquisitions of Globex and Casa Bahia:

Balance sheet (*):
05.31.2019
Assets
Current
Total current assets	9,871
Non-current
Total non-current assets	16,266
Total assets	26,137

Liabilities
Current
Total current liabilities	13,484

Non-current
Total non-current liabilities	7,375
Shareholders’ equity	5,278
Total liabilities and shareholders’ equity	26,137

(*) Prior to elimination of GPA related party balances.

Cash flow:	05.31.2019	12.31.2018

Cash flow provided by (used in) operating activities	(2,640)	1,609
Net cash provided by (used in) investing activities	(234)	(590)
Net cash provided by (used in) financing activities	(651)	(867)
Cash variation in the period	(3,525)	152

Income statement:

The breakdown of profit from discontinued operations presented in the consolidated income statement of the Company is as follows:

	05.31.2019	12.31.2018

Net operating revenue	10,527	26,928
Net income before income tax and social contribution	169	341
Income tax and social contribution	(119)	(101)
Net income for the period	50	240

b)	Sendas

On December 31, 2020, the Company lost control of the subsidiary Sendas (note 1.1), as a result of the spin off, Sendas' net result is presented as a discontinued operation. Below is the summary cash flow statement and income statement:

Cash flow:	12.31.2020	12.31.2019	12.31.2018

Cash flow provided by operating activities	4,191	(5,560)	1,548
Net cash used in investing activities	(695)	(965)	(925)
Net cash used in financing activities	(1,827)	6,986	(97)
Cash variation in the year	1,669	461	526
	12.31.2020	12.31.2019	12.31.2018

Net operating revenue	35,950	27,806	22,900
Net income before income tax and social contribution	1,315	1,128	1,487
Income tax and social contribution	(312)	(367)	(455)

Net income for the period	1,003	761	1,032
c) Composition of discontinued operations
	12.31.2020	12.31.2019	12.31.2018
Net income Via Varejo	-	50	240
Net income - Sendas	1,003	761	1,032
Other results from discontinued operations	84	(100)	(112)
Gain on the sale of discontinued operations (note 12.4)	-	398	-
Net income from discontinued operations presented in the consolidated income statement of the Company	1,087	1,109	1,160

Attributable:
Controlling shareholders of the Company	1,087	1,077	1,025
Participation of non-controlling shareholders	-	32	135

In the amount of “Other results from discontinued operations” of R$84 (R$(100) on December 31, 2019 and R$(112) on December 31, 2018) is related mainly to costs of contingencies and credits of Via Varejo, pertaining to the operation of Globex, now operated by Via Varejo, which is recorded in this line under IFRS 5. The amount of R$84 includes the a gain of R$231 (R$173 net of income tax) corresponding to GPA right to receive the refund of the ICMS exclusion benefit from the PIS and COFINS basis of its former subsidiary Globex from Via Varejo, after the final and unappeasable process referring to the period of 2007 and 2010 (note 22.7).